Summary of Significant Accounting Policies - Schedule of Fair Value Measurements (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Fair Value Measurements [Line Items]
Cryptocurrencies		¥ 368,767,278	¥ 768,555,420
Cryptocurrencies restricted		24,593,343
Receivable for cryptocurrencies collateral			20,387,316
Short-term investments	545,972	3,718,561	26,214,992
Derivative assets		41,704,830
Borrowings denominated in cryptocurrencies	$ 2,600,000	17,708,340	11,948,960
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Fair Value Measurements [Line Items]
Cryptocurrencies		368,767,278	768,555,420
Cryptocurrencies restricted		24,593,343
Receivable for cryptocurrencies collateral			20,387,316
Short-term investments		3,718,561	22,339,045
Derivative assets
Borrowings denominated in cryptocurrencies		17,708,340	11,948,960
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Measurements [Line Items]
Cryptocurrencies
Cryptocurrencies restricted
Receivable for cryptocurrencies collateral
Short-term investments			3,875,947
Derivative assets
Borrowings denominated in cryptocurrencies
Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Measurements [Line Items]
Cryptocurrencies
Cryptocurrencies restricted
Receivable for cryptocurrencies collateral
Short-term investments
Derivative assets		41,704,830
Borrowings denominated in cryptocurrencies